Impairment test on Property, plant and equipment (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ (4,982)	$ 0	$ (5,664)	$ 149,574
Colombia [Member]
Impairment loss (reversal of impairment loss) recognised in profit or loss	[1]	11,531	0	5,664
Chile [Member]
Impairment loss (reversal of impairment loss) recognised in profit or loss	[2]	$ (6,549)	$ 0	$ 0

[1]	Reversal of impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 35.2).
[2]	Recognition of impairment loss due to the termination of the sales agreement for the TdF’s blocks, with no renovation in place as of the date of these consolidated financial statements.